Employee Benefit Plan, Fair Value and NAV (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 3,171,724,821	$ 2,768,261,859
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	34,020,928	30,758,057
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,617,709,338	1,363,175,341
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,299,144,634	1,202,473,214
EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	220,849,921	171,855,247
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,554,015,483	1,405,086,518
Fair Value, Inputs, Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	34,020,928	30,758,057
Fair Value, Inputs, Level 1 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,299,144,634	1,202,473,214
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	220,849,921	171,855,247
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,617,709,338	1,363,175,341
Fair Value Measured at Net Asset Value Per Share | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,617,709,338	1,363,175,341
Fair Value Measured at Net Asset Value Per Share | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0